Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per share [abstract]
Earnings Per Share

Note 10 Earnings Per Share

	Jun 30, 2026	Jun 30, 2025
Earnings per share for loss from continuing operations
Loss after income tax attributable to the owners of NOVONIX Limited	$(23,582,909)	$(17,461,027)

	Shares	Shares
Weighted average number of shares used in calculating basic and diluted net loss per share	865,492,073	628,041,079

Basic earnings per share	$(0.03)	$(0.03)
Diluted earnings per share	$(0.03)	$(0.03)